COMMITMENTS AND CONTINGENCIES (Q2) (Details) $ in Thousands										6 Months Ended
	Aug. 08, 2024 USD ($)	Jun. 05, 2024	Apr. 29, 2024 USD ($) shares	Mar. 25, 2024 USD ($)	Mar. 21, 2024	Feb. 29, 2024	Feb. 27, 2024 USD ($)	Feb. 26, 2024	Jul. 20, 2023 USD ($)	Jun. 30, 2024 shares	Jun. 20, 2024 shares	Jan. 18, 2024 USD ($)
Commitment and Contingencies [Abstract]
Escrow shares (in shares)										4,667,033
Settlement in principle amount | $				$ 18,000					$ 18,000
Term of plaintiff allegation										6 months
ARC and Patrick Orlando [Member]
Commitment and Contingencies [Abstract]
Conversion rate					2		1.34	1.8
Claimed conversion rate					134.80%	178.00%		168.00%
Penalty amount | $							$ 18,000
ARC and Patrick Orlando [Member] | Minimum [Member]
Commitment and Contingencies [Abstract]
Claimed conversion rate		178.00%
ARC and Patrick Orlando [Member] | Maximum [Member]
Commitment and Contingencies [Abstract]
Claimed conversion rate		181.00%
Keith Rossignol [Member]
Commitment and Contingencies [Abstract]
Demand for return of shares (in shares)			100
Richard Epp [Member]
Commitment and Contingencies [Abstract]
Demand for return of shares (in shares)			100
Keith Rossignol and Richard Epp [Member]
Commitment and Contingencies [Abstract]
Litigation settlement payable amount | $			$ 8,000
Demand for return of shares (in shares)			200
Odyssey Transfer Agent [Member] | Warrant [Member]
Commitment and Contingencies [Abstract]
Number of share in ownership dispute (in shares)											25,000
Odyssey Transfer Agent [Member] | Common Class A [Member]
Commitment and Contingencies [Abstract]
Number of share in ownership dispute (in shares)											716,140
Subsequent Event [Member] | Patrick Orlando [Member] | Minimum [Member]
Commitment and Contingencies [Abstract]
Litigation settlement payable amount | $	$ 800,000
Services Agreement [Member]
Commitment and Contingencies [Abstract]
Expense reimbursement claim | $												$ 1,000